Equity	12 Months Ended
Jun. 30, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Equity

7. Equity

a.	Contributed equity

(i) Share capital

	As of June 30,
	2018	2017	2016	2018	2017	2016
	Shares No.			(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares(1)	482,639,654	428,221,398	381,373,137	889,481	830,425	770,272
Less: Treasury Shares	(3,500,000)	(3,500,000)	(3,500,000)	—	—	—
Total Contributed Equity	479,139,654	424,721,398	377,873,137	889,481	830,425	770,272
(1)	As of June 30, 2018, total ordinary shares include 2,000,000 unpaid shares issued to Kentgrove Capital on January 19, 2018.

(ii) Movements in ordinary share capital

	As of June 30,			As of June 30,
	2018	2017	2016	2018	2017	2016
	Shares No.			(U.S. dollars, in thousands)
Opening balance	428,221,398	381,373,137	336,997,729	830,425	770,272	709,191
Issues of ordinary shares during the period
Exercise of share options(1)	289,245	272,579	422,903	116	149	268
Share issue for Nasdaq IPO	—	—	42,675,295	—	—	68,280
Consideration for available-for-sale financial assets	—	—	1,277,210	—	—	1,495
Share based compensation for services rendered	540,051	280,911	—	662	240	—
Payment for contingent consideration	6,029,545	—	—	10,000	—	—
Entitlement offer to existing eligible shareholders	36,191,982	—	—	40,449	—	—
Placement of shares under an equity facility agreement(2)	2,000,000	—	—	—	—	—
Placement of shares under a share placement agreement	—	46,294,771	—	—	61,710	—
Placement of shares under a license agreement	892,857	—	—	1,000	—	—
Transaction costs arising on share issue				(2,869)	(1,959)	(9,096)
	45,943,680	46,848,261	44,375,408	49,358	60,140	60,947
Unissued ordinary shares during the period
Placement of shares under a share placement agreement(3)	8,474,576	—	—	10,000	—	—
Transaction costs arising on share issue				(340)	—	—
	8,474,576	—	—	9,660	—	—
Total contributions of equity during the period	54,418,256	46,848,261	44,375,408	59,018	60,140	60,947
Share options reserve transferred to equity on exercise of options				38	13	134
Ending balance	482,639,654	428,221,398	381,373,137	889,481	830,425	770,272

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Options Plan (“ESOP”). The shares issued and share capital received upon the exercise of options are recorded above.

(2)	These shares were issued to Kentgrove Capital on January 19, 2018 in accordance with contractual obligations to maintain Mesoblast’s existing established equity facility.
(3)

These shares were issued to NovaQuest on July 10, 2018, under a placement agreement entered into prior to June 30, 2018 pursuant to which NovaQuest purchased US$10.0 million of Mesoblast common shares.

(iii) Ordinary shares

Ordinary shares participate in dividends and the proceeds on winding up of the Group in equal proportion to the number of shares held. At shareholders meetings each ordinary share is entitled to one vote when a poll is called, otherwise each shareholder has one vote on a show of hands. Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

(iv) Employee share options

Information relating to the Group’s employee share option plan, including details of shares issued under the scheme, is set out in Note 17.

b.	Reserves

(i) Reserves

	As at June 30,
(in U.S. dollars, in thousands)	2018	2017
Share-based payments reserve	75,974	69,919
Investment revaluation reserve	21	(303)
Foreign currency translation reserve	(39,276)	(38,373)
	36,719	31,243

(ii) Reconciliation of reserves

(in U.S. dollars, in thousands)	As at June 30,
Share-based payments reserve	2018	2017
Opening balance	69,919	64,999
Transfer to ordinary shares on exercise of options	(38)	(13)
Share option expense for the year	5,959	5,036
Reclassification of modified options to/(from) liability	134	(103)
Closing Balance	75,974	69,919

Investment Revaluation Reserve
Opening balance	(303)	(334)
Changes in the fair value of available-for-sale financial assets	324	31
Closing Balance	21	(303)

Foreign currency translation reserve
Opening balance	(38,373)	(38,689)
Currency (loss)/gain on translation of foreign operations net assets	(903)	316
Closing Balance	(39,276)	(38,373)

(iii) Nature and purpose of reserves

Share-based payment reserve

The share-based payments reserve is used to recognize:

•	the fair value(1) of options issued but not exercised; and
•	the fair value(1) of deferred shares granted but not yet vested.

(1)

The fair value recognized is determined at the acceptance date, which is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement.

Foreign currency translation reserve

Exchange differences arising on translation of a foreign controlled entity are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.